Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 15, 2023
Entity Registrant Name	dei_EntityRegistrantName	GraniteShares ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001689873
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 15, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 15, 2023
Prospectus Date	rr_ProspectusDate	Aug. 15, 2023
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COMB
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (the “Fund”) seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund(“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it, directly or indirectly through a subsidiary, buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio, since the Fund invested only in instruments that are excluded from portfolio turnover rate calculations. However, if the Fund’s use of derivatives were reflected, the Fund’s portfolio turnover rate would be higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the Bloomberg Commodity Index (the “COMB Benchmark”), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The COMB Benchmark provides broad-based exposure to commodities as an asset class, since no single commodity or commodity sector dominates the COMB Benchmark. The weightings of the components of the COMB Benchmark are based on (1) liquidity data, which is the relative amount of trading activity of a particular commodity; (2) production data, which measures the importance of a commodity to the world economy; and (3) diversification rules that attempt to reduce disproportionate weightings of any single commodity. Rather than being driven by micro-economic events affecting one commodity market or sector, the COMB Benchmark is comprised of futures contracts on a broad basket of underlying commodities, which potentially reduces volatility in comparison with narrower commodity baskets.

Currently, the COMB Benchmark consists of 23 commodities futures contracts with respect to 21 commodities: aluminum, coffee, copper, corn, cotton, crude oil (West Texas Intermediate (WTI) and Brent crude oil futures), gold, Ultra-Low Sulphur (ULS) Diesel, lean hogs, live cattle, low sulfur gas oil, natural gas, nickel, silver, soybean meal, soybean oil, soybeans, sugar, unleaded gas, wheat (Chicago Soft Red Winter (SRW) and Kansas City Hard Red Winter (HRW) wheat futures), and zinc. The COMB Benchmark reflects the return from these commodity futures contracts.

While the Fund generally will seek exposure to the commodity futures markets included in the COMB Benchmark, the Fund is not an index tracking ETF and will seek to enhance its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public-sector or corporate entities (collectively, “Fixed Income Securities”). The Adviser will use Fixed Income Securities to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund. In addition, the Fund at times may actively select investments with differing maturities from the underlying components of the COMB Benchmark, may not invest in all of the COMB Benchmark’s components or in the same proportion as the COMB Benchmark, may invest in commodity-linked derivative instruments and other commodity-linked instruments outside the COMB Benchmark, and may emphasize certain commodity sectors more than others.

The Fund is called “No K-1” because it is designed to operate differently than commodity-based exchange traded funds that distribute a “Schedule K-1” to shareholders. Schedule K-1 is a tax document that contains information regarding a fund’s income and expenses. Schedule K-1 is a complex form and shareholders may find that preparing tax returns requires additional time or the assistance of a professional tax adviser, at additional expense to the shareholder. In contrast, the Fund is designed to be taxed like a conventional mutual fund and therefore will deliver a Form 1099 to investors, from which income, gains, and losses can be reported on the investor’s tax return. To deliver Form 1099 consistent with applicable tax law, the Fund currently invests in an underlying subsidiary, as discussed below.

The Fund currently gains exposure to the commodity futures markets by investing in commodity futures contracts (“Commodity Futures”). The Fund does not expect to invest directly in Commodity Futures. The Fund gains exposure to these investments by investing a portion of its assets in the GraniteShares COMB Cayman Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser, and the Adviser complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), relating to advisory contracts. Unlike the Fund, the Subsidiary is not an investment company registered under the 1940 Act. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity futures markets consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodity Futures. The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the Fund. The Fund will invest up to 25% of its total assets in the Subsidiary. The Fund complies with the provisions of the 1940 Act governing capital structure and leverage on an aggregate basis with the Subsidiary. Except as otherwise noted, references to the Fund’s investment strategies and risks include those of the Subsidiary.

The Fund’s principal investments are described below.

Commodity-linked derivative instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the price movement of an underlying commodity or commodity index. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

●	Commodity Futures: The Fund currently gains exposure to the commodity futures markets by investing in Commodity Futures through the Subsidiary. A Commodity Futures is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

●	Swap Agreements: Commodity-linked swap agreements (“Commodity Swaps” or “Swaps”) are contractual agreements whereby the cash flows agreed upon between the parties to the agreement are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The Fund may enter into certain Commodity Swaps in the “over the counter” (“OTC”) market, that is, by negotiating directly with a third party called a “counterparty.” Other Commodity Swaps are cleared through a central counterparty and executed through a futures commission merchant. The Fund will invest in cleared Commodity Swaps through the Subsidiary and OTC Swaps directly or through the Subsidiary. The Fund may invest in Commodity Swaps as its assets grow.

Other commodity-linked instruments. The Fund may invest in other instruments whose value goes up or down based on price movements of underlying physical commodities, such as commodity-linked notes, exchange-traded products providing exposure to commodities (including exchange-traded notes (“ETNs”) and other ETFs) and other investment companies. An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is based on the value of an index, commodity, interest rate or other objectively determined reference. A commodity-linked note is an instrument that has characteristics of both a debt security and a commodity-linked derivative instrument. It typically makes interest payments like a debt security, and at maturity, the principal payment is linked to the price movement of a commodity, commodity index, or Commodity Futures contract.

Fixed Income Securities. The Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The Fund’s Fixed Income Securities earn interest income for the Fund and can be used as collateral (also referred to as “margin”) for the Fund’s investments in Commodity Futures. The Fund does not target a specific duration or maturity for the Fixed Income Securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Concentration Policy

The Fund may not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries. This restriction will not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You Could Lose Money by Investing in the Fund.

Principal risk factors for the Fund are discussed below. The Fund may be subject to other risks in addition to those identified as principal risks. Loss of money is a risk of investing in the Fund. The investment program of the Fund is speculative, entails substantial risks and includes asset classes and investment techniques not employed by more traditional mutual funds and ETFs. There can be no assurance that the investment objective of the Fund will be achieved. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Agricultural Sector Investment Risk

The performance of the Fund in part is linked to the daily performance of the spot price of certain agricultural commodities, including soybeans, corn, soybean meal, soybean oil, wheat, coffee, sugar, cocoa and cotton. Investments in the agriculture sector may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of, and demand of, each agricultural commodity, legislative or regulatory developments relating to food safety, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can affect the demand for agricultural products, and consequently the value of investments in that sector. As a result, the price of an agricultural commodity could decline, which would materially affect an investment in the Fund if it held or had exposure to that commodity.

Authorized Participant Concentration Risk

Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund may have a limited number of Authorized Participants. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting.

Cash Transaction Risk

Creation and redemption transactions are expected to generally settle through payments of cash and/or Fixed Income Securities, which will cause the Fund to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions. Other ETFs generally are able to make in-kind redemptions and avoid realized gains in connection with transactions designed to meet redemption requests. Because the Fund may effect redemptions principally for cash, rather than in-kind distributions, it may be required to sell financial instruments in order to obtain the cash needed to distribute the redemption proceeds. Such cash transactions may have to be carried out over several days if the securities or commodities markets are relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Fund redeemed its Shares in-kind, will be passed on to redeemers of creation units in the form of redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs (for example, those that track an index of corporate equity securities). In addition, an investment in the Fund’s Shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Clearing Broker Risk

The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk-segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

Commodity and Commodity-Linked Derivative Risk

Commodities. The Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as Commodity Futures, Commodity Swaps, as well as other commodity-linked instruments, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction.

Commodity-Linked Derivative Instruments. The use of commodity-linked derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. The value of a commodity-linked derivative instrument generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The commodities-linked derivative instruments in which the Fund invests tend to be more volatile than many other types of financial instruments and may subject the Fund to special risks that do not apply to all derivatives transactions. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Commodity Futures. Risks of Commodity Futures include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; and (v) an obligation for the Fund to make daily cash payments to maintain its required collateral, or margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with a clearing organization as well as any gains owed but not paid to the Fund, if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Commodity Swaps. If a counterparty to a Commodity Swap agreement becomes bankrupt or otherwise fails to perform its obligations under the Commodity Swap due to financial difficulties, the Fund could suffer losses. Central clearing is designed to reduce counterparty credit risk compared to uncleared Commodity Swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. Credit risk of cleared Commodity Swap participants is concentrated in a few clearinghouses and the consequences of insolvency of a clearinghouse are not clear. Under certain market conditions, the Fund may invest in a single Commodity Swap, and a bankruptcy or other performance failure by the counterparty to the Commodity Swap could cause the Fund to lose the assets held by the swap provider. Commodity Swaps are subject to pricing risk (i.e., Commodity Swaps may be hard to value) and may be considered illiquid.

Commodity-Linked Note Risk

Commodity-linked notes have characteristics of both a debt security and a derivative. Typically, they are issued by a bank at a specified face value and pay a fixed or floating rate linked to the performance of an underlying asset, such as commodity indices, particular commodities or commodity futures contracts. As such, the Fund faces the economic risk of movements in commodity prices by investing in such notes. These notes also are subject to credit, market and interest rate risks that in general affect the values of debt securities.

Commodity Pool Risk

Under regulations promulgated by the CFTC, the Fund and the Subsidiary are considered commodity pools, and therefore are subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and it will manage the Fund and the Subsidiary in accordance with applicable CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO subjects the registrant to additional laws, regulations and enforcement policies, all of which may affect the operations of the Fund. Additionally, the Subsidiary’s positions in Commodity Futures may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Credit Risk

Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due.

Cyber Security Risk

Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Energy Sector Investment Risk

The performance of the Fund in part is linked to the daily performance of the spot price of certain energy-related commodities, including WTI crude oil, Brent Crude Oil, gas oil, heating oil, low sulfur gas oil, RBOB gasoline, ULS diesel and natural gas. The market values of such commodities are strongly affected by the supply of, and demand for, those commodities, as well as, among other factors, capital expenditures on exploration and production, energy conservation efforts, domestic and foreign government regulation and subsidization, international politics, policies of the Organization of Petroleum Exporting Countries (OPEC), taxation, tariffs, world events, technological advances and general economic conditions. Therefore, energy commodities are subject to swift price fluctuations, and investments in such commodities can be cyclical and/or highly volatile. Additionally, significant declines in the price of oil may contribute to significant market volatility, which may materially impact the Fund’s performance. For example, in the spring of 2020, oil and natural gas prices collapsed amid the COVID-19 pandemic and the economic slowdown. OPEC and its allies agreed to historic production cuts to stabilize prices, but prices dropped to 20-year lows and certain futures contract prices became negative for a short period of time. This development demonstrates that the oil market, and the energy sector more broadly, may be subject to particularly severe market swings.

Exchange-Traded Note Risk

ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are listed and traded on a U.S. stock exchange. An ETN’s returns generally are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Fixed Income Securities Risk

The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

●	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.

●	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.

●	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

●	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.

●	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

●	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

Gap Risk

The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements while commodity markets are closed, which can cause the price of a commodity to drop substantially from the previous day’s closing price.

Increased Competition Risk

The Adviser believes that there has been, over time, a general increase in interest in commodity investing. As the Adviser’s assets under management invested directly or indirectly in the commodities markets increases, an increasing number of traders may attempt to initiate or liquidate substantial positions at or about the same time as the Adviser, or otherwise alter historical trading patterns or affect the execution of trades, to the detriment of the Fund.

Index-Related Risk

Errors in COMB Benchmark data, COMB Benchmark computations and/or the construction of the COMB Benchmark in accordance with its methodology may occur from time to time and may not be identified and corrected by Bloomberg Finance L.P., the index provider, for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The Fund rebalances its portfolio in accordance with the COMB Benchmark, and, therefore, any changes to the COMB Benchmark’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Investment Company Risk

An investment in other investment companies (including other ETFs) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that underlying fund’s expenses while also paying its own advisory and administrative fees.

Leverage Risk

While the Fund does not seek leveraged returns, the Fund’s use of certain derivatives may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Liquidity Risk

The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value, especially in changing or volatile markets. In addition, a lack of liquidity in the market for the Shares may lead to differences between the market price of the Fund’s Shares and their underlying value.

A potential rise in interest rates may result in periods of volatility and reduced liquidity with respect to the Fund’s investments in Fixed Income Securities. A reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

Management Risk

The Fund is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk

The Fund’s holdings are subject to market fluctuations. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may adversely impact the value of the Fund’s investments and/or result in increased premiums or discounts to the Fund’s NAV.

Metals Sector Investment Risk

The performance of the Fund in part is linked to the daily performance of the spot price of certain industrial and precious metals, including aluminum, copper, nickel, zinc, gold and silver. Investments in metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a metal held by the Fund could decline, which would materially impact the Fund’s performance.

Non-Diversification Risk

The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Operational Risk

The Fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

Portfolio Turnover Risk

The Fund may engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Roll Yield Risk

As the futures contracts held by the Fund near expiration, they may be replaced by contracts that have a later expiration. During situations where the cost of futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the Fund may experience losses.

Secondary Market Trading Risk

An investment in the Fund faces risks from its Shares being traded in the secondary market, including the potential lack of an active market for Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of Shares. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to the Fund’s NAV.

Trading Issues. Although the Fund’s Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all.

In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares and in executing purchase or redemption orders. This could lead to variances between the market price of the Fund’s Shares and their underlying value.

Fluctuation of NAV. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares bought or sold. This may be reflected as a spread between the bid and ask prices for Shares quoted during a trading day or a premium or discount in the closing price of Shares from the Fund’s NAV. It cannot be predicted whether the Fund’s Shares will trade below, at or above their NAV.

Costs of Buying or Selling Shares. Investors buying or selling the Fund’s Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by each broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Subsidiary Investment Risk

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act; therefore, the Fund will not receive all of the protections offered to shareholders of registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Tax Risk

In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC, the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. The Fund intends to hold certain commodity-related investments indirectly, through its Subsidiary. The Fund expects its income with respect to the Subsidiary will be qualifying income. However, there is a risk that the Internal Revenue Service (“IRS”) could issue regulations or other guidance holding, or could assert, that the Fund’s income with respect to the Subsidiary is not qualifying income for purposes of the Fund remaining qualified as a RIC. In such circumstances, the Fund may fail to qualify as a RIC or be required to make changes to its operations, which may affect the Fund’s ability to gain investment exposure to commodities. Fund shareholders may also experience adverse tax consequences in such circumstances. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s total assets are invested in the Subsidiary to comply with the asset diversification test for qualifying as a RIC as described in more detail in the Statement of Additional Information.

U.S. Government Securities Risk

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Valuation Risk

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns for 1 year and since inception periods compare with those of the Index and another broad measure of commodity market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns for 1 year and since inception periods compare with those of the Index and another broad measure of commodity market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-476-8747
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.graniteshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 13.22% (quarter ended June 30, 2021) and the Fund’s lowest quarterly return was -23.25% (quarter ended March 31, 2020). The calendar year-to-date total return of the Fund as of September 30, 2022 was 13.57%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Fund’s lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as a 401(k) plan, an individual retirement account (“IRA”) or other tax-advantaged account.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 318
Annual Return 2018	rr_AnnualReturn2018	(11.79%)
Annual Return 2019	rr_AnnualReturn2019	7.37%
Annual Return 2020	rr_AnnualReturn2020	(3.38%)
Annual Return 2021	rr_AnnualReturn2021	26.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2017
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Return Before Taxes [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.73%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.88%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Bloomberg Commodity Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Sand P G S C I Total Returns Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	40.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
GraniteShares Hips Us High Income Etf – Summary
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HIPS
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GraniteShares HIPS US High Income ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities and derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the Index. The rules-based Index measures the performance of up to 40 high income U.S.-listed securities that typically have “pass-through” structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. This “high income, pass-through” strategy is known as HIPS.

The Index

The Index is constructed to capture up to 40 high income securities, typically with pass-through structures, across the following sectors: (i) closed-end funds (“CEFs”), (ii) real estate investment trusts (“REITS”), (iii) asset management and business development companies (“BDCs”), and (iv) energy production and energy transportation and processing companies. Energy-related companies included in the Index are structured as master limited partnerships (“MLPs”).

The Index applies a quantitative screen to the securities in such sectors for minimum market capitalizations and minimum liquidity thresholds. The Index then selects up to 10 securities with the highest yield and lowest volatility over a prescribed time period for each sector with all securities equally weighted. Each sector is weighted at 25% at each index reconstitution/rebalancing. The Index may include small, mid-, and large capitalization companies meeting the screening criteria.

The Index is reconstituted annually and rebalanced quarterly.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index, but may, when the adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics are expected to closely resemble the risk, return and other characteristics of the Index as a whole.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. GraniteShares Advisors LLC (“GraniteShares” or the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

Concentration Policy

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You Could Lose Money by Investing in the Fund.

Principal risk factors for the Fund are discussed below. The Fund may be subject to other risks in addition to those identified as principal risks. Loss of money is a risk of investing in the Fund. There can be no assurance that the investment objective of the Fund will be achieved.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Authorized Participant Concentration Risk

Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund may have a limited number of Authorized Participants. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, the Fund’s Shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting.

Bank Debt Risk

The Fund may invest in CEFs that primarily invest in bank loans and participations. Risks associated with these obligations include, but are not limited to, risks involving the enforceability of security interests and loan transactions, inadequate collateral, liabilities relating to collateral securing obligations, and the liquidity of these loans. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The corporate loans in which such CEFs invest may be rated below investment grade.

BDC Risk

BDCs may carry risks similar to those of a private equity or venture capital fund. BDC securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their NAV. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to management fees and other expenses, which will be indirectly paid by the Fund.

Below Investment-Grade Instruments Risk

The Fund may invest in CEFs that primarily invest in below-investment grade debt (also known as “junk bonds”). Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are speculative, high-risk investments that may cause income and principal losses for such CEFs and consequently, negatively affect the value of the Fund’s investment in such CEFs.

Cash Redemption Risk

The Fund’s investment strategy may require it to redeem its Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Concentration Risk

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Cyber Security Risk

Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Equity Market Risk

Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. In addition, the equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Fixed Income Securities Risk

The Fund may invest in CEFs that invest primarily in fixed income securities. Fixed income securities, such as bonds and certain asset-backed securities, involve certain risks, which include:

●	Credit Risk – Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

●	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

●	Extension Risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

●	Interest Rate Risk – Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

●	Prepayment Risk – When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.

●	Variable and Floating Rate Instrument Risk – The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

Foreign Securities Risk

The Fund may invest in CEFs that invest primarily in foreign securities. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be even greater for securities of companies organized in emerging market nations.

Index-Related Risk

Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The Fund rebalances its portfolio in accordance with the Index, and therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalancing schedule.

Investment Company Risk

The risks of investment in investment companies, such as CEFs and BDCs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in exchange-listed investment companies (“exchange-traded products” or “ETPs”) are also subject to the following risks: (i) the market price of an ETP’s shares may trade above or below their NAV; (ii) an active trading market for an ETP’s shares may not develop or be maintained; and (iii) trading of an ETP’s shares may be halted for a number of reasons.

Large-Sized Company Risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk

The Fund’s holdings are subject to market fluctuations. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may adversely impact the value of the Fund’s investments and/or result in increased premiums or discounts to the Fund’s NAV.

MLP Risk

MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is the risk that an MLP will fail to qualify for favorable tax treatment.

Mortgage- and Asset-Backed Securities Risk

Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks (see “Fixed Income Securities Risk” above). These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

Operational Risk

The Fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

Passive Investment Risk

The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

REIT Investment Risk

Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, there is the risk that a REIT will fail to qualify for favorable tax treatment.

Secondary Market Trading Risk

An investment in the Fund faces risks from its Shares being traded in the secondary market, including the potential lack of an active market for Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of Shares. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to the Fund’s NAV.

Trading Issues. Although the Fund’s Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all.

In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares and in executing purchase or redemption orders. This could lead to variances between the market price of the Fund’s Shares and their underlying value.

Fluctuation of NAV. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares bought or sold. This may be reflected as a spread between the bid and ask prices for Shares quoted during a trading day or a premium or discount in the closing price of Shares from the Fund’s NAV. It cannot be predicted whether the Fund’s Shares will trade below, at or above their NAV.

Costs of Buying or Selling Shares. Investors buying or selling the Fund’s Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by each broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Sector Risk

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Energy Sector Risk. The Fund will invest significantly in securities, particularly MLPs, tied to the energy sector and energy infrastructure. Companies operating in the energy sector are subject to significant governmental regulation and may be affected by fluctuations in the prices of energy commodities, the depletion of natural resources, and changes in the supply or demand for energy commodities. Rising interest rates can also adversely impact the financial performance of these companies by increasing their costs of capital. Extreme weather or other natural disasters, threats of or actual attacks by terrorists, and significant accidents or similar events may adversely affect the securities issued by the company. Recently, global oil prices have declined significantly and experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history, as demand for oil slowed and oil storage facilities reached their storage capacities. This development demonstrates that the oil market, and the energy sector more broadly, may be subject to particularly severe market swings.

Finance and Insurance Sector Risk. The Fund may invest in companies in the finance and insurance sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Real Estate Sector Risk. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

Small and Mid-Sized Company Risk

Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small- to mid-sized company stocks tend to be more volatile and less liquid than large company stocks.

Tax Risk

The Fund intends to qualify for treatment as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), by meeting certain source-of-income, asset diversification and annual distribution requirements. RICs are generally subject to favorable tax treatment under the Internal Revenue Code. To meet the diversification requirements, the Fund must limit its investments in qualified publicly traded partnerships, which generally includes MLPs, to no more than 25% of the Fund’s total assets. If the Fund fails to qualify for treatment as a RIC, the Fund may be subject to tax on its income at corporate rates, distributions from the Fund may be taxable to shareholders, and shareholders’ returns on their investments in the Fund could be significantly reduced.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. To distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments.

MLPs taxed as partnerships have historically made cash distributions to limited partners that exceed the amount of taxable income allocable to limited partners or members, due to a variety of factors, including significant non-cash deductions such as depreciation and depletion. These excess cash distributions would not be treated as income to the Fund but rather would be treated as a return of capital to the extent of the Fund’s basis in the MLP. As a consequence, the Fund may make distributions that exceed its earnings and profits, which would be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in shares and result in a higher capital gain or lower capital loss when the shares are sold. After a shareholder’s basis in shares has been reduced to zero, distributions in excess of earnings and profits in respect of those shares will be treated as gain from the sale of the shares.

Tracking Error Risk

As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Valuation Risk

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

When all or a portion of the Fund’s underlying investments trade in a market that is closed when the market for the Fund’s shares is open, there may be changes between the last quote from a closed foreign market and the value of the applicable investment during the Fund’s domestic trading day. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as supply and demand, economic conditions and other factors.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of the Index and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-476-8747
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.graniteshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart above, the Fund’s highest quarterly return was 26.11% (quarter ended June 30, 2020), and the Fund’s lowest quarterly return was -41.64% (quarter ended March 31, 2020). The calendar year-to-date total return of the Fund as of September 30, 2022 was -23.87%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(41.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged account.

GraniteShares Hips Us High Income Etf – Summary | GraniteShares HIPS US High Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.71%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 244
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,746
Annual Return 2016	rr_AnnualReturn2016	21.12%
Annual Return 2017	rr_AnnualReturn2017	7.16%
Annual Return 2018	rr_AnnualReturn2018	(8.94%)
Annual Return 2019	rr_AnnualReturn2019	22.16%
Annual Return 2020	rr_AnnualReturn2020	(11.38%)
Annual Return 2021	rr_AnnualReturn2021	22.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2015
GraniteShares Hips Us High Income Etf – Summary | GraniteShares HIPS US High Income ETF | Return Before Taxes [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.29%
5 Years	rr_AverageAnnualReturnYear05	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
GraniteShares Hips Us High Income Etf – Summary | GraniteShares HIPS US High Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.26%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
GraniteShares Hips Us High Income Etf – Summary | GraniteShares HIPS US High Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.16%
5 Years	rr_AverageAnnualReturnYear05	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
GraniteShares Hips Us High Income Etf – Summary | GraniteShares HIPS US High Income ETF | T F M S H I P S Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.45%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%	[3]
GraniteShares Hips Us High Income Etf – Summary | GraniteShares HIPS US High Income ETF | S And P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	9.24%
Since Inception	rr_AverageAnnualReturnSinceInception	9.89%
Graniteshares NASDAQ SELECT DISRUPTORS ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DRUP
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The GraniteShares Nasdaq Select Disruptors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq US Large Cap Select Disruptors Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example above, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (exclusive of collateral held from securities lending) in the securities included in the Index. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Index. The Index is designed by Nasdaq Inc. (the “Index Provider”) to track the performance of large-cap, U.S.-listed companies, with high disruption scores. Companies are assigned a disruption score using a multifactor scoring model, which is based on multiple fundamental metrics such as patent value, revenue growth, research and development expenses, and gross margins. The index universe consists of all issuers from the Nasdaq US 500 Large Cap Index and the top 50 securities are selected for inclusion in the Index. The Index is a modified free-float market capitalization-weighted index to reduce excessive concentration. The Index is reconstituted semi-annually and rebalanced quarterly.

Investment Approach and Strategies. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active management, which may involve buying and selling securities based upon analysis of economic and market factors. Rather, the Adviser employs a “passive management” – or indexing – investment approach to seek to achieve the Fund’s investment objective.

The Fund generally will use a “replication” strategy to seek to achieve its investment objective, meaning it generally will invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in the approximate Index weight. Some examples include if and when a stock becomes illiquid and is therefore difficult to trade, the price of a stock becomes extremely high or a stock is subject to a market disruption event. In these circumstances, the Fund may use a “representative sampling” strategy, meaning it may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics as the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

Futures, Options on Futures and Securities Options. Futures contracts, options on futures and securities options may be used by the Fund to simulate investment in its Index, to facilitate trading or to reduce transaction costs. The Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. The Fund will not use futures, options on futures or securities options for speculative purposes.

The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.

Concentration Policy. The Fund may concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries to the extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You Could Lose Money by Investing in the Fund.

As with all investments, there are certain risks of investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is neither a bank deposit nor insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Index Risk. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble, and the Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalancing schedule.

Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Investment Style Risk. The Index is intended to provide exposure to large cap U.S. equity markets, with certain securities excluded from the Index in accordance with the Index Provider’s proprietary methodology. The Index Provider’s methodology is relatively new, and there can be no assurance that such methodology will result in positive investment performance. The Index Provider’s methodology may result in the Index being more volatile than a more conventional index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may adversely impact the value of the Fund’s investments and/or result in increased premiums or discounts to the Fund’s net asset value (“NAV”).

Market Trading Risk. The NAV of the Fund and the value of your investment may fluctuate. Market prices of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for the Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Shares. Any of these factors, among others, may result in the Shares trading at a significant premium or discount to NAV, which will be reflected in the intraday bid/ask spreads and/or the closing price of Shares as compared to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Diversification Risk. The Fund may, from time to time, become non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index. To the extent that the Fund becomes non-diversified as necessary to approximate the composition of the Index, it may invest in the securities of relatively fewer issuers. In such circumstances, a single adverse economic or regulatory occurrence may have a more significant effect on the Fund’s investments, and the Fund may experience increased volatility. For example, poor performance by a single large holding of the Fund would adversely affect the Fund’s performance more than if the Fund were invested in a larger number of issuers.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. The performance of the Fund may diverge from that of the Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Index and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-476-8747
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.graniteshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart above, the Fund’s highest quarterly return was 24.15% (quarter ended June 30, 2020), and the Fund’s lowest quarterly return was -16.24% (quarter ended March 31, 2020). The calendar year-to-date total return of the Fund as of September 30, 2022 was -29.57%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(29.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.24%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged account.

[1]	Effective August 15, 2023, the Fund’s Index changed from the XOUT US Large Cap Total Return Index to the Nasdaq US Large Cap Select Disruptors Index. The inception date for the Nasdaq US Large Cap Select Disruptors Index is August 07, 2023.

Graniteshares NASDAQ SELECT DISRUPTORS ETF | GraniteShares Nasdaq Select Disruptors ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2020	rr_AnnualReturn2020	0.40%
Annual Return 2021	rr_AnnualReturn2021	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2019
Graniteshares NASDAQ SELECT DISRUPTORS ETF | GraniteShares Nasdaq Select Disruptors ETF | Return Before Taxes [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	30.19%
Graniteshares NASDAQ SELECT DISRUPTORS ETF | GraniteShares Nasdaq Select Disruptors ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.20%
Since Inception	rr_AverageAnnualReturnSinceInception	30.02%
Graniteshares NASDAQ SELECT DISRUPTORS ETF | GraniteShares Nasdaq Select Disruptors ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
Since Inception	rr_AverageAnnualReturnSinceInception	23.77%
Graniteshares NASDAQ SELECT DISRUPTORS ETF | GraniteShares Nasdaq Select Disruptors ETF | X O U T U S Large Cap Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.05%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	31.03%	[5]
Graniteshares NASDAQ SELECT DISRUPTORS ETF | GraniteShares Nasdaq Select Disruptors ETF | S And P Five Hundered Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	8.48%

[1]	The investment advisory agreement (the “Advisory Agreement”) between the Fund and GraniteShares Advisors LLC (“GraniteShares” or the “Adviser”) provides that, for the duration of the Advisory Agreement, GraniteShares will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Fund’s 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[3]	Effective March 16, 2023, the Fund’s Index changed from the TFMS HIPS Index to the EQM High Income Pass-Through Securities Index. The inception date for the EQM High Income Pass-Through Securities Index is March 06, 2023.
[4]	The investment advisory agreement (the “Advisory Agreement”) between the Fund and GraniteShares Advisors LLC (“GraniteShares” or the “Adviser”) provides that, for the duration of the Advisory Agreement, GraniteShares will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Fund’s 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[5]	Effective August 15, 2023, the Fund’s Index changed from the XOUT US Large Cap Total Return Index to the Nasdaq US Large Cap Select Disruptors Index. The inception date for the Nasdaq US Large Cap Select Disruptors Index is August 07, 2023.